NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock to be Issued for Cash at $5.00 [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued (Parentheticals) [Line Items]
Common stock to be issued, per share		$ 5.00
Stock to be Issued for Cash at $10.00 [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued (Parentheticals) [Line Items]
Common stock to be issued, per share		$ 10.00
Minimum [Member] | Stock to be Issued at $8.50 and $3.49 [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued (Parentheticals) [Line Items]
Common stock to be issued, per share	$ 8.50
Minimum [Member] | Stock to be Issued at $6.50 and $2.50 [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued (Parentheticals) [Line Items]
Common stock to be issued, per share	6.50
Maximum [Member] | Stock to be Issued at $8.50 and $3.49 [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued (Parentheticals) [Line Items]
Common stock to be issued, per share	3.49
Maximum [Member] | Stock to be Issued at $6.50 and $2.50 [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued (Parentheticals) [Line Items]
Common stock to be issued, per share	$ 2.50